As filed with the Securities and Exchange Commission on March 23, 2012

1933 Act Registration No. 333-148082

1940 Act Registration No. 811-22154

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 39	☒

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 42	☒
(Check appropriate box or boxes.)

Columbia ETF Trust

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, MA 02110

(Address of principal executive offices)

Registrant’s telephone number, including area code: (800) 774-3768

With a copy to:

Christopher O. Petersen
c/o Columbia Management Investment	Kurt J. Decko
Advisers, LLC	K&L Gates LLP
225 Franklin Street	Four Embarcadero Center, Suite 1200
Boston, MA 02110	San Francisco, CA 94111
(Name and address of agent for service)

Approximate Date of Proposed Public Offering:

It is proposed that the filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on April 20, 2012 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Explanatory note:

The sole purpose of this filing is to delay, until April 20, 2012, the effectiveness of the Registrant’s Post-Effective Amendment No. 10 to its Registration Statement, which effectiveness was subsequently delayed by prior Post-Effective Amendments to its Registration Statement. Post-Effective Amendment No. 10 to the Trust’s Registration Statement relates to the Grail DoubleLine Emerging Markets Fixed Income ETF. Parts A, B and C of Registrant’s Post-Effective Amendment No. 10, filed on June 23, 2010, are incorporated by reference.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and State of Massachusetts, on the 23rd day of March 2012.

Columbia ETF Trust

By:	/s/ J. Kevin Connaughton
J. Kevin Connaughton
President

Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed below by the following person(s) in the capacities and on the date(s) indicated.

/s/ J. Kevin Connaughton	President (Principal Executive Officer)	March 23, 2012
J. Kevin Connaughton

/s/ Michael G. Clarke	Chief Financial Officer (Principal Financial Officer)	March 23, 2012
Michael G. Clarke

/s/ Stephen R. Lewis, Jr.*	Chair of the Board	March 23, 2012
Stephen R. Lewis, Jr.

/s/ Kathleen A. Blatz*	Trustee	March 23, 2012
Kathleen A. Blatz

/s/ Pamela G. Carlton*	Trustee	March 23, 2012
Pamela G. Carlton

/s/ Patricia M. Flynn*	Trustee	March 23, 2012
Patricia M. Flynn

/s/ John F. Maher*	Trustee	March 23, 2012
John F. Maher

/s/ Catherine James Paglia*	Trustee	March 23, 2012
Catherine James Paglia

/s/ Leroy C. Richie*	Trustee	March 23, 2012
Leroy C. Richie

/s/ Alison Taunton-Rigby*	Trustee	March 23, 2012
Alison Taunton-Rigby

/s/ William F. Truscott*	Trustee	March 23, 2012
William F. Truscott

* By:	/s/ Joseph L. D’Alessandro

Pursuant to Power of Attorney